Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 9,507	$ 29,066	$ 35,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,795	13,626	13,795
Bad debt expense	0	0	218
Share-based compensation expenses	4,190	6,311	8,553
Loss on disposal of property and equipment	121	34	43
Gain on disposal of equity method investment	(313)	0	0
Loss (gain) on disposal of marketable securities, net	(350)	(296)	87
Unrealized loss (gain) on conversion option	934	(320)	0
Interest income from amortization of discount on investment in corporate bonds	(170)	(52)	0
Equity in losses of equity method investees	349	410	89
Deferred income tax expense	6,492	4,481	1,448
Inventories write downs	9,138	10,557	13,622
Changes in operating assets and liabilities:
Accounts receivable	(21,068)	(14,782)	(13,686)
Accounts receivable from related parties	16,181	41,306	(33,685)
Inventories	(4,135)	(60,777)	14,401
Prepaid expenses and other current assets	951	(1,590)	(2,300)
Accounts payable	18,431	27,843	34,360
Income taxes payable	(5,616)	(5,793)	(880)
Other accrued expenses and other current liabilities	(2,092)	4,767	2,452
Other liabilities	(1,897)	2,840	(697)
Net cash provided by operating activities	43,448	57,631	73,630
Cash flows from investing activities:
Purchase of property and equipment	(18,859)	(7,172)	(10,592)
Proceeds from disposal of property and equipment	7	0	25
Purchase of available-for-sale marketable securities	(17,490)	(34,976)	(34,248)
Disposal of available-for-sale marketable securities	25,834	33,443	39,263
Disposal of equity method investment	371	0	0
Purchase of investment securities	0	(7,524)	0
Purchase of equity method investments	0	(906)	(663)
Refund from (increase in) refundable deposits	34	298	(217)
Increase in other assets	0	(684)	(7)
Pledge of restricted cash, cash equivalents and marketable securities	(94)	(78)	(1,002)
Purchase of intangible assets	0	0	(100)
Net cash used in investing activities	(10,197)	(17,599)	(7,541)
Cash flows from financing activities:
Distribution of cash dividends	(21,224)	(44,097)	(55,496)
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Technologies Limited	17	1,011	529
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	3,224	0	0
Purchase of subsidiary shares from noncontrolling interests	(1,958)	(207)	(243)
Pledge of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	(26,700)	(57,500)	0
Proceeds from issuance of new shares by subsidiaries	53	353	1,027
Payments to repurchase ordinary shares	(4,627)	(10,755)	(36,596)
Proceeds from borrowing of short-term debt	277,200	217,000	80,000
Repayment of short-term debt	(250,000)	(160,000)	(80,000)
Net cash used in financing activities	(24,015)	(54,195)	(90,779)
Effect of foreign currency exchange rate changes on cash and cash equivalents	86	81	414
Net increase (decrease) in cash and cash equivalents	9,322	(14,082)	(24,276)
Cash and cash equivalents at beginning of year	96,842	110,924	135,200
Cash and cash equivalents at end of year	106,164	96,842	110,924
Supplemental disclosures of cash flow information:
Interest	490	170	3
Income taxes	$ 6,326	$ 8,329	$ 7,652